Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2013	Dec. 30, 2012	Jan. 01, 2012
CASH FLOW FROM OPERATING ACTIVITIES
Net Earnings	$ 13,831	$ 10,514	$ 9,672
Adjustments to reconcile net earnings to cash flows from operating activities:
Depreciation and amortization of property and intangibles	4,104	3,666	3,158
Stock based compensation	728	662	621
Noncontrolling interest	0	339	0
Venezuela currency devaluation	108	0	0
Asset write-downs	739	2,131	160
Net gain on equity investment transactions	(417)	0	0
Deferred tax provision	(607)	(39)	(836)
Accounts receivable allowances	(131)	92	32
Changes in assets and liabilities, net of effects from acquisitions:
Increase in accounts receivable	(632)	(9)	(915)
Increase in inventories	(622)	(1)	(715)
Increase in accounts payable and accrued liabilities	1,821	2,768	493
Increase in other current and non-current assets	(1,806)	(2,172)	(1,785)
Increase/(decrease) in other current and non-current liabilities	298	(2,555)	4,413
Net cash flows from operating activities	17,414	15,396	14,298
CASH FLOWS FROM INVESTING ACTIVITIES
Additions to property, plant and equipment	(3,595)	(2,934)	(2,893)
Proceeds from the disposal of assets	458	1,509	1,342
Acquisitions, net of cash acquired (Note 20)	(835)	(4,486)	(2,797)
Purchases of investments	(18,923)	(13,434)	(29,882)
Sales of investments	18,058	14,797	30,396
Other (primarily intangibles)	(266)	38	(778)
Net cash used by investing activities	(5,103)	(4,510)	(4,612)
CASH FLOWS FROM FINANCING ACTIVITIES
Dividends to shareholders	(7,286)	(6,614)	(6,156)
Repurchase of common stock	(3,538)	(12,919)	(2,525)
Proceeds from short-term debt	1,411	3,268	9,729
Retirement of short-term debt	(1,397)	(6,175)	(11,200)
Proceeds from long-term debt	3,607	45	4,470
Retirement of long-term debt	(1,593)	(804)	(16)
Proceeds from the exercise of stock options/excess tax benefits	2,649	2,720	1,246
Other	56	(83)	0
Net cash used by financing activities	(6,091)	(20,562)	(4,452)
Effect of exchange rate changes on cash and cash equivalents	(204)	45	(47)
Increase/(decrease) in cash and cash equivalents	6,016	(9,631)	5,187
Cash and cash equivalents, beginning of year (Note 1)	14,911	24,542	19,355
Cash and cash equivalents, end of year (Note 1)	20,927	14,911	24,542
Supplemental schedule of non-cash investing and financing activities
Interest	596	616	576
Interest, net of amount capitalized	491	501	492
Income taxes	3,155	2,507	2,970
Treasury Stock Issued For Employee Compensation And Stock Option Plans Net Of Cash Proceeds	743	615	433
Conversion of debt	22	0	1
Acquisitions
Fair value of assets acquired	1,028	19,025	3,025
Fair value of liabilities assumed and non-controlling interests	(193)	(1,204)	(228)
Net fair value of acquisitions	835	17,821	2,797
Net cash paid for aquisitions	835	4,486	2,797
Synthes, Inc [Member]
Acquisitions
Issuance of common stock associated with the acquisition of Synthes	$ 0	$ 13,335	$ 0